Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2023	December 31, 2022
Cash on hand and petty cash	$7,975	$7,957
Checking accounts	44,742	130,362
Demand deposits	4,226,503	22,858,058
Time deposits	42,498,552	6,871,187
	46,777,772	29,867,564
Transferred to financial assets at amortized cost	(41,470,915)	(6,871,187)
	$5,306,857	$22,996,377